Earnings Per Share - Summary of Reconciliation of Earnings to Headline Earnings (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Headline Earnings Loss [Abstract]
Basic Earnings	£ 2,814	£ 2,690	£ 6,032
Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale net of tax	40	29	173
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(4)	(5)	(7)
Issue of shares and change in shareholding in associate	(29)	(27)	(22)
Other		(10)	(8)
Headline earnings (basic)	£ 2,821	£ 2,677	£ 6,168